UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 February 27, 2007

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$688,531

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    25464   553566 SH       SOLE                   550626              2940
                                                              2955    64250 SH       OTHER                   58510              5740
ALLSTATE CORP                  COM              020002101      560     8600 SH       SOLE                     8600
                                                              1953    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    29174   407119 SH       SOLE                   405001              2118
                                                              3670    51211 SH       OTHER                   49425              1786
AMGEN INC                      COM              031162100    20509   300241 SH       SOLE                   299041              1200
                                                              2150    31470 SH       OTHER                   29970              1500
AUTOMATIC DATA                 COM              053015103    27416   556666 SH       SOLE                   553586              3080
                                                              4457    90491 SH       OTHER                   81791              8700
BANK NEW YORK INC              COM              064057102    30246   768245 SH       SOLE                   764955              3290
                                                             10932   277668 SH       OTHER                  148218            129450
BARD (C.R.) INC.               COM              067383109    25323   305210 SH       SOLE                   303550              1660
                                                              2759    33255 SH       OTHER                   33055               200
COCA COLA                      COM              191216100      270     5600 SH       SOLE                     5600
                                                               338     6996 SH       OTHER                    6996
COLGATE PALMOLIVE CO           COM              194162103      574     8800 SH       SOLE                     8800
                                                                33      500 SH       OTHER                     500
COSTCO WHOLESALE CORP NEW      COM              22160K105    23802   450205 SH       SOLE                   447875              2330
                                                              2172    41085 SH       OTHER                   40385               700
DELL INC.                      COM              24702R101    18589   740903 SH       SOLE                   738153              2750
                                                              2006    79935 SH       OTHER                   79035               900
EBAY INC                       COM              278642103    22595   751407 SH       SOLE                   749067              2340
                                                              2853    94885 SH       OTHER                   90185              4700
ECOLAB INC                     COM              278865100    24023   531478 SH       SOLE                   528363              3115
                                                              2241    49570 SH       OTHER                   49270               300
EMC CORP-MASS                  COM              268648102    16638  1260424 SH       SOLE                  1253424              7000
                                                              1193    90405 SH       OTHER                   90405
FASTENAL CO                    COM              311900104      314     8750 SH       SOLE                     8750
                                                                68     1900 SH       OTHER                    1200               700
GENERAL ELECTRIC CO            COM              369604103    23014   618490 SH       SOLE                   614265              4225
                                                              2847    76503 SH       OTHER                   76078               425
GENTEX CORP                    COM              371901109    15446   992660 SH       SOLE                   989140              3520
                                                              1425    91575 SH       OTHER                   84875              6700
HARLEY-DAVIDSON INC            COM              412822108    31342   444751 SH       SOLE                   442381              2370
                                                              3580    50800 SH       OTHER                   47400              3400
INTEL CORP                     COM              458140100    21220  1047885 SH       SOLE                  1044215              3670
                                                              4603   227325 SH       OTHER                  198025             29300
JOHNSON & JOHNSON              COM              478160104    23033   348884 SH       SOLE                   346874              2010
                                                              3534    53530 SH       OTHER                   45230              8300
MEDTRONIC INC                  COM              585055106    26693   498843 SH       SOLE                   496293              2550
                                                              2705    50560 SH       OTHER                   50160               400
MERCK & CO INC                 COM              589331107       31      700 SH       SOLE                      700
                                                               218     5000 SH       OTHER                    5000
MGIC INVT CORP WIS             COM              552848103      188     3000 SH       SOLE                     3000
                                                               650    10400 SH       OTHER                   10400
MICROSOFT CORP                 COM              594918104    32477  1087649 SH       SOLE                  1082049              5600
                                                              7583   253950 SH       OTHER                  218250             35700
OMNICOM GROUP INC              COM              681919106    24819   237412 SH       SOLE                   235882              1530
                                                              2299    21995 SH       OTHER                   21795               200
PROCTER & GAMBLE CO COM        COM              742718109    21372   332540 SH       SOLE                   330920              1620
                                                              2172    33800 SH       OTHER                   33400               400
SLM CORPORATION                COM              78442P106    21785   446683 SH       SOLE                   445138              1545
                                                              2399    49185 SH       OTHER                   47385              1800
STATE STREET CORP              COM              857477103    25174   373280 SH       SOLE                   371200              2080
                                                              2517    37315 SH       OTHER                   37115               200
UNITED HEALTH GROUP INC        COM              91324P102    17907   333280 SH       SOLE                   332455               825
                                                              1759    32745 SH       OTHER                   32345               400
WALGREEN CO COM                COM              931422109    26542   578375 SH       SOLE                   575730              2645
                                                              2789    60785 SH       OTHER                   56985              3800
XTO ENERGY INC COM             COM              98385X106    28118   597618 SH       SOLE                   594578              3040
                                                              3013    64035 SH       OTHER                   63035              1000